COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

Twelve months ending June 30,	RMB	US Dollars
2026	42,366,038	$5,914,071
Total minimum payments required	42,366,038	$5,914,071

Schedule of non-cancellable operating lease agreements

Twelve months ending June 30,	RMB	US Dollars
2026	¥2,945,476	$411,173
Total	¥2,945,476	$411,173